CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Total revenues	¥ 118,678,591	$ 16,715,530	¥ 83,127,296	¥ 40,826,521
Cost of revenues	(99,630,956)	(14,032,727)	(70,848,983)	(34,168,686)
Gross profit	19,047,635	2,682,803	12,278,313	6,657,835
Selling and marketing	(6,819,305)	(960,479)	(7,241,888)	(2,856,465)
General and administrative	(4,583,837)	(645,620)	(3,508,678)	(1,963,562)
Impairment of long-lived assets	(640,004)	(90,143)	(373,732)	(273,713)
Research and development	(911,869)	(128,434)	(724,769)	(461,590)
Total operating expenses	(12,955,015)	(1,824,676)	(11,849,067)	(5,555,330)
Income from operations	6,092,620	858,127	429,246	1,102,505
Interest expenses	(1,171,136)	(164,952)	(1,079,409)	(838,320)
Interest income	553,531	77,962	588,706	214,291
Subsidy income	1,175,000	165,565	1,089,435	465,685
Exchange gain/(loss), net	938,092	132,127	1,025,891	(355,499)
Other income, net	26,134	3,681	1,571	1,911
Income before income taxes	7,490,165	1,054,966	1,976,709	1,089,903
Income tax expenses	(1,260,285)	(177,507)	(605,278)	(194,140)
Equity in income of affiliated companies	222,674	31,363	193,708	59,809
Net income	6,452,554	908,822	1,565,139	955,572
Less: Net income attributable to the non-controlling interests	(3,005,111)	(423,261)	(944,633)	(234,554)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 3,447,443	$ 485,561	¥ 620,506	¥ 721,018
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share-
Basic | (per share)	¥ 16.60	$ 2.34	¥ 3.13	¥ 3.78
Diluted | (per share)	15.23	2.15	3.10	2.01
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 66.39	$ 9.35	¥ 12.54	¥ 15.12
Diluted	60.90	8.58	12.38	8.02
Weighted average ordinary shares outstanding
Basic	207,705,476	207,705,476	198,004,260	190,672,869
Diluted	226,113,084	226,113,084	200,408,494	205,719,772
Number of ordinary shares per ADS	4	4
Third parties
Total revenues	¥ 118,309,650	$ 16,663,566	¥ 82,794,101	¥ 40,794,758
Related parties
Total revenues	368,941	51,964	333,195	31,763
Foreign exchange forward contracts
Change in fair value of foreign exchange options	(389,166)	(54,813)	(164,356)	288,880
Foreign exchange option
Change in fair value of foreign exchange options	74,307	10,466	(4,163)	18,809
long-term investment
Change in fair value of foreign exchange options	221,473	31,194	101,871
Convertible senior notes and call option
Change in fair value of foreign exchange options	¥ (31,188)	$ (4,393)	¥ (12,083)	¥ 191,641